Discontinued Operations	12 Months Ended
Dec. 31, 2021
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Abstract]
Discontinued Operations
6.	Discontinued operations

On May 15, 2020, the Company entered into an agreement to sell all of the outstanding shares of Project Seed Topco (“Bridge Farm”) which closed on June 5, 2020.

The comparative statement of loss and comprehensive loss and statement of cash flows has been presented to show the discontinued operation separately from continuing operations.

Results of discontinued operations

	Year ended December 31
	2021	2020 (1)	2019 (2)
Gross revenue	—	22,139	12,298
Net revenue	—	22,139	12,298
Cost of sales	—	15,633	9,426
Gross margin before fair value adjustments	—	6,506	2,872
Change in fair value of biological assets	—	1,064	386
Change in fair value realized through inventory	—	(1,122)	—
Gross margin	—	6,448	3,258

General and administrative	—	8,585	5,515
Sales and marketing	—	1,418	820
Depreciation and amortization	—	2,752	3,482
Foreign exchange	—	1,057	(1,779)
Share-based compensation	—	(826)	826
Goodwill impairment	—	—	100,305
Loss from operations	—	(6,538)	(105,911)

Transaction costs	—	—	(1,588)
Finance costs	—	(10,083)	(3,982)
Loss on contingent consideration	—	(2,252)	(18,645)
Gain on investment	—	—	165
Gain on disposition of PP&E	—	—	13
Loss on disposition of Bridge Farm	—	(14,979)	—
Loss before income tax	—	(33,852)	(129,948)
Income tax recovery	—	225	1,017
Net loss (3)	—	(33,627)	(128,931)
(1)	Period January 1, 2020, to June 5, 2020
(2)	Period July 2, 2019, to December 31, 2019
(3)	Net loss from the discontinued operations is attributable entirely to the owners of the Company.

Effect of disposal on the financial position of the company

Cash and cash equivalents	2,963
Accounts receivable	15,641
Biological assets	2,831
Inventory	787
Property, plant and equipment	88,698
Goodwill	11,345
Intangible assets	23,884
Accounts payable and accrued liabilities	(22,792)
Lease obligation	(14,894)
Deferred tax liability	(3,115)
Accumulated other comprehensive income	(7,466)
Net assets and liabilities	97,882

Consideration received
Term Debt Facility	45,000
Contingent consideration liability	34,912
Cancellation of common shares	2,991
Total consideration	82,903

Loss on disposition	(14,979)